SUMMARY PROSPECTUS
September 28, 2016 (As Amended March 15, 2017)
MFS® Emerging Markets Equity Fund

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the fund's statement of additional information, online at funds.mfs.com.  You can also get this information at no cost by calling 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.  The fund's prospectus and statement of additional information, both dated September 28, 2016, as may be amended or supplemented from time to time, are incorporated by reference into this Summary Prospectus.

CLASS	TICKER SYMBOL
Class A	MEMAX
Class B	MEMBX
Class C	MEMCX
Class I	MEMIX
Class R1	MEMRX
Class R2	MEMFX
Class R3	MEMGX
Class R4	MEMHX
Class R6 (formerly Class R5)	MEMJX

Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect the current management fee set forth in the fund's Investment Advisory Agreement.
You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on page 8 of the fund's Prospectus and "Waivers of Sales Charges" on page H-1 of the fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.33%
Total Annual Fund Operating Expenses	1.72%	2.47%	2.47%	1.47%	2.47%	1.97%	1.72%	1.47%	1.35%
Fee Reductions and/or Expense Reimbursements[1]	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.65%	2.40%	2.40%	1.40%	2.40%	1.90%	1.65%	1.40%	1.29%

#	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
1
Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.65% of the class' average daily net assets annually for each of Class A and Class R3 shares, 2.40% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.40% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.90% of the class' average daily net assets annually for Class R2 shares, and 1.29% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2017.

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                                                                                                                                                                                                                                      MFS Emerging Markets Equity Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$733	$1,079	$1,449	$2,483
Class B Shares assuming
redemption at end of period	$643	$1,063	$1,509	$2,616
no redemption at end of period	$243	$763	$1,309	$2,616
Class C Shares assuming
redemption at end of period	$343	$763	$1,309	$2,801
no redemption at end of period	$243	$763	$1,309	$2,801
Class I Shares	$143	$458	$796	$1,751
Class R1 Shares	$243	$763	$1,309	$2,801
Class R2 Shares	$193	$612	$1,056	$2,290
Class R3 Shares	$168	$535	$927	$2,024
Class R4 Shares	$143	$458	$796	$1,751
Class R6 Shares	$131	$422	$734	$1,619

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries are countries whose financial and capital markets are in the development phase and include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.  MFS may also invest in equity securities of issuers that are not tied economically to emerging market countries.
Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
MFS may invest the fund's assets in companies of any size.
MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.
MFS normally allocates the fund's investments across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single or small number of industries or sectors.
MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.
For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
The principal risks of investing in the fund are:
Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.
Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
Emerging Markets Risk:  Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.
Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
Geographic Focus Risk: Issuers in a single country, a small number of countries, or a particular geographic region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund's performance will be affected by the conditions in the countries or regions in which the fund's assets are invested.
Industry and Sector Focus Risk:  Issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions.  If MFS invests a significant percentage of the fund's assets in issuers within an industry or sector, the fund's performance will be affected by conditions in that industry or sector.
Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

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                                                                                                                                                                                                                                          MFS Emerging Markets Equity Fund

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2016, was 4.98%. During the period(s) shown in the bar chart, the highest quarterly return was 30.53% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (30.59)% (for the calendar quarter ended September 30, 2008).
Performance Table.
Average Annual Total Returns
(For the Periods Ended December 31, 2015)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(17.02)%	(6.93)%	1.22%
C Shares	(14.43)%	(6.56)%	1.07%
I Shares	(12.69)%	(5.63)%	2.08%
R1 Shares	(13.56)%	(6.57)%	1.07%
R2 Shares	(13.15)%	(6.10)%	1.57%
R3 Shares	(12.93)%	(5.86)%	1.83%
R4 Shares	(12.72)%	(5.63)%	2.08%
R6 Shares	(12.61)%	(5.56)%	2.11%
A Shares	(17.92)%	(6.97)%	1.20%
Returns After Taxes on Distributions
A Shares	(17.87)%	(7.06)%	0.61%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(10.04)%	(4.96)%	1.34%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
MSCI Emerging Markets Index	(14.60)%	(4.47)%	3.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Investment Adviser
MFS serves as the investment adviser for the fund.
Portfolio Manager(s)

Portfolio Manager	Since	Title
Jose Luis Garcia	2008	Investment Officer of MFS
Robert Lau	2009	Investment Officer of MFS

Effective July 1, 2017, the above chart is restated as follows:
Portfolio Manager	Since	Title
Jose Luis Garcia	2008	Investment Officer of MFS
Robert Lau	2009	Investment Officer of MFS
Harry Purcell	July 2017	Investment Officer of MFS

Purchase and Sale of Fund Shares
You may purchase and redeem shares of the fund each day the New York Stock Exchange is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA  02021-2809), by mail ([Fund Name], P.O. Box 55824, Boston, MA 02205-5824), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).
The fund's initial and subsequent investment minimums generally are as follows:

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                                                                                                                                                                                                                                        MFS Emerging Markets Equity Fund

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Taxes
If your shares are held in a taxable account, the fund's distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.
Payments to Broker/Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS' affiliates may pay the financial intermediary for the sale of shares of a fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary's Web site for more information.

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